Segment analysis - Segment results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment analysis
Revenue from contracts with customers	$ 9,097	$ 8,596	[1]	$ 7,014	[1]
Adjusted EBITDA	1,478	1,508		1,281
Capital expenditure	575	492		351
Assets.	10,314	11,152		10,846		$ 7,341
Segment assets	10,314
Metal Packaging Europe
Segment analysis
Revenue from contracts with customers	3,592	3,339		2,470
Adjusted EBITDA	565	554		404
Capital expenditure	202	176		80
Assets.		4,485		4,159
Segment assets	4,236
Metal Packaging Americas
Segment analysis
Revenue from contracts with customers	2,187	1,931		1,168
Adjusted EBITDA	298	265		154
Capital expenditure	88	80		39
Assets.		1,858		1,934
Segment assets	1,965
Glass Packaging Europe
Segment analysis
Revenue from contracts with customers	1,623	1,549		1,541
Adjusted EBITDA	358	340		328
Capital expenditure	151	110		99
Assets.		2,187		1,998
Segment assets	1,916
Glass Packaging North America
Segment analysis
Revenue from contracts with customers	1,695	1,777		1,835
Adjusted EBITDA	257	349		395
Capital expenditure	134	126		133
Assets.		$ 2,622		$ 2,755
Segment assets	$ 2,197

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.